Stock-based Compensatin (Stock Options) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Options, Number of Options
Total Options: Number of Options, Exercised	(2,570,000)	(20,000)
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 2.41	$ 1.7
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 2	$ 2
Non-vested options: Weighted average recognition period	2 years 4 months 24 days	2 years 2 months 12 days
Vested Options: Weighted average remaining term	5 years 6 months	5 years 1 month 6 days
Vested Options: Aggregate intrinsic value	$ 11	$ 18
Vested Options: Fair value	$ 2	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	4,225,575
Granted	651,400
Total Options: Number of Options, Exercised	(2,568,625)
Total Options: Number of Options, Forfeited	(21,800)
Total Options: Number of Options, Outstanding, Ending Balance	2,286,550	4,225,575
Total Options: Number of Options, Options exercisable	737,525
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 39.56
Total Options: Weighted average exercise price per share, Granted	46.39
Total Options: Weighted average exercise price per share, Exercised	37.9
Total Options: Weighted average exercise price per share, Forfeited	46.39
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	43.31	$ 39.56
Total Options: Weighted average exercise price per share, Options exercisable	$ 41.43
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,679,325
Granted	651,400
Non-Vested Options: Number of Options, Vested	759,900
Non-Vested Options: Number of options, Forfeited	(21,800)
Non-Vested Options: Number of Options, Ending Balance	1,549,025	1,679,325
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 2.22
Non-Vested Options: Weighted average exercise price per share, Granted	2.41
Non-Vested Options: Weighted average exercise price per share, Vested	2.37
Non-Vested Options: Weighted average exercise price per share, Forteited	2.41
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 2.22	$ 2.22